Pension and other post-retirement benefits - Expected Benefit Payments (Detail) CAD in Thousands	Dec. 31, 2015 CAD
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2016	CAD 15,037
2017	13,829
2018	14,474
2019	15,120
2020	15,692
2021-2025	88,692
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2016	3,113
2017	3,375
2018	3,584
2019	3,804
2020	4,396
2021-2025	CAD 25,720